Segment Reporting - Summary of Headcount by Operating Segment (Detail) - Employee	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Headcount	59,429	61,229	65,867
Domestic [member]
Disclosure of operating segments [line items]
Headcount	49,851	51,280
Brazil [member]
Disclosure of operating segments [line items]
Headcount	9,508	9,849
Other operations [member]
Disclosure of operating segments [line items]
Headcount	70	100